DISPOSAL OF ASSETS	12 Months Ended
Dec. 31, 2021
Disclosure of analysis of single amount of discontinued operations [abstract]
DISPOSAL OF ASSETS	DISPOSAL OF ASSETS
In August 2021, the company along with its institutional partners, completed the sale of a 391 MW wind portfolio in the United States. The total consideration was $392 million and the company's interest in the portfolio ranged from 20% to 100%. This resulted in a loss on disposition of $9 million ($5 million net loss to the company) recognized in Other within the consolidated statements of income. As a result of the disposition, the company's post-tax portion of the accumulated revaluation surplus of $60 million was reclassified from accumulated other comprehensive income directly to equity and noted as a Disposal item in the consolidated statements of changes in equity.
Summarized financial information relating to the disposal of the U.S. Wind portfolio is shown below:

(MILLIONS)	Total
Proceeds, net of transaction costs	$387
Carrying value of net assets held for sale
Assets	793
Liabilities	(397)
396
Gain (loss) on disposal, net of transaction costs	(9)
Foreign currency translation and cash flow hedge, net of investment hedge, associated with the disposal	(6)
Total gain (loss) on disposal	$(15)